Related Party Transactions - Additional Information (Detail) - USD ($)							3 Months Ended			9 Months Ended
	Mar. 09, 2021	Mar. 04, 2021	Jan. 22, 2021	Jan. 22, 2021		Jan. 19, 2021	Sep. 30, 2021	Mar. 31, 2021	[2]	Sep. 30, 2021	Jan. 14, 2021
Related Party Transaction [Line Items]
Stock shares issued during the period value for services rendered				$ 25,000	[1]			$ 25,000
Repayment of promissory note										$ 88,142
Minimum [Member]
Related Party Transaction [Line Items]
Share Price			$ 10.00	$ 10.00			$ 10.00			$ 10.00
Sponsor [Member] | Working Capital Loans [Member]
Related Party Transaction [Line Items]
Working capital loan convertible into warrants			$ 1,500,000	$ 1,500,000			$ 1,500,000			$ 1,500,000
Debt instrument conversion price			$ 1.50	$ 1.50			$ 1.50			$ 1.50
Working capital loans outstanding			$ 0	$ 0			$ 0			$ 0
Sponsor [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Related party transaction expenses		$ 10,000		$ 10,000			30,000			70,000
Sponsor [Member] | Related Party Loan [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Promissory Note face amount											$ 300,000
Repayment of promissory note	$ 88,142
Debt instrument maturity date				Dec. 31, 2021
Promissory note outstanding			$ 0	$ 0			$ 0			$ 0
Founder Shares [Member] | Lock In Period One [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares				1 year						1 year
Founder Shares [Member] | Lock In Period Two [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Lock in period after business combination founder shares				150 days						150 days
Class A [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding			0	0			0			0
Class A [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Percentage of common stock shares outstanding			20.00%	20.00%			20.00%			20.00%
Number of consecutive trading days for determining the share price				20 days						10 days
Number of trading days for determining the share price				30 days						30 days
Class A [Member] | Founder Shares [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Share Price			$ 12.00	$ 12.00			$ 12.00			$ 12.00
Class B [Member]
Related Party Transaction [Line Items]
Common Stock, Shares, Outstanding			6,468,750	6,468,750			6,344,150			6,344,150
Class B [Member] | Founder Shares [Member]
Related Party Transaction [Line Items]
Stock shares issued during the period shares for services rendered						6,468,750
Stock shares issued during the period value for services rendered						$ 25,000
Common Stock, Shares, Outstanding			6,408,750	6,408,750			6,344,150			6,344,150
Common stock share subject to forfeiture			843,750	843,750
Percentage of common stock shares outstanding			20.00%	20.00%
Common stock shares not subject to forfeiture							719,150			719,150
Share based compensation other than employee stock scheme shares forfeited during the period	124,600									124,600
Class B [Member] | Founder Shares [Member] | Board Of Directors [Member]
Related Party Transaction [Line Items]
Shares transferred to related party			60,000	60,000
Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Exercise price of warrants			$ 11.50	$ 11.50			$ 11.50			$ 11.50
Private Placement Warrants [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of warrants issued				7,075,000						5,100,214
Number of warrants issued, price per share							$ 1.50			$ 1.50
Private Placement Warrants [Member] | Private Placement Includes Over Allotment Option [Member]
Related Party Transaction [Line Items]
Number of warrants issued				7,750,000
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement [Member]
Related Party Transaction [Line Items]
Number of warrants issued				4,716,667
Number of warrants issued, price per share			$ 1.50	$ 1.50
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement Includes Over Allotment Option [Member]
Related Party Transaction [Line Items]
Number of warrants issued				5,166,667

[1]	Includes up to 843,750 shares of Class B common stock that are subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 6).
[2]	In connection with the underwriters’ partial exercise of the over-allotment option and the forfeiture of the remaining overallotment option on March 9, 2021, 124,600 Founder Shares were forfeited and 719,150 Founder Shares are no longer subject to forfeiture resulting in an aggregate of 6,344,150 Founder Shares outstanding at September 30, 2021.